Financial Assets and Liabilities - Schedule of sensitivity analysis for types of risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Fair value change of the exchange feature of the Notes	$ (1,347)	$ (21,973)
Fair value change of the Capped Call Derivatives	$ 0	$ (15,393)
Capped Call | Currency risk
Disclosure of financial assets [line items]
Hypothetical decrease in risk variable (as a percent)	10.00%	10.00%
Hypothetical increase in risk variable (as a percent)	10.00%	10.00%
Capped Call | Equity price risk
Disclosure of financial assets [line items]
Hypothetical decrease in risk variable (as a percent)	10.00%	10.00%
Hypothetical increase in risk variable (as a percent)	10.00%	10.00%
Capped Call | Equity price risk | Effect on other non-operating expense, net
Disclosure of financial assets [line items]
Hypothetical decrease in fair value	$ 106,241	$ 184,784
Hypothetical increase in fair value	$ (107,880)	$ (192,641)
Equity Investments | Equity price risk
Disclosure of financial assets [line items]
Hypothetical decrease in risk variable (as a percent)	10.00%	10.00%
Hypothetical increase in risk variable (as a percent)	10.00%	10.00%
Equity Investments | Equity price risk | Effect on other comprehensive income, before tax
Disclosure of financial assets [line items]
Hypothetical decrease in fair value	$ (11,041)	$ (10,019)
Hypothetical increase in fair value	11,041	10,019
Debt investments | Currency risk | Effect on other comprehensive income, before tax
Disclosure of financial assets [line items]
Hypothetical decrease in fair value	(39,416)	(26,999)
Hypothetical increase in fair value	$ 39,416	$ 26,999
Debt investments | Interest rate risk
Disclosure of financial assets [line items]
Hypothetical decrease in risk variable (as a percent)	1.00%	1.00%
Hypothetical increase in risk variable (as a percent)	1.00%	1.00%
Debt investments | Interest rate risk | Effect on other comprehensive income, before tax
Disclosure of financial assets [line items]
Hypothetical decrease in fair value	$ (1,888)	$ (5,397)
Hypothetical increase in fair value	259	1,617
Interest Rate Swap | Interest rate risk | Effect on other comprehensive income, before tax
Disclosure of financial assets [line items]
Hypothetical decrease in fair value	24,845	0
Hypothetical increase in fair value	$ (20,635)	$ 0
Historical volatility for shares, measurement input | Level 3 | Derivatives | Capped Call
Disclosure of financial assets [line items]
Stock price volatility range as of fiscal year end	39.30%
Historical volatility for shares, measurement input | Bottom of range | Level 3 | Derivatives | Capped Call
Disclosure of financial assets [line items]
Stock price volatility range as of fiscal year end		39.20%
Historical volatility for shares, measurement input | Top of range | Level 3 | Derivatives | Capped Call
Disclosure of financial assets [line items]
Stock price volatility range as of fiscal year end		42.80%